Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Concentration
Summary of customers with greater than 10% of the accounts receivable and suppliers contributed more than 10% of total purchases

	As of December 31,
	2020	2021
Customer A	*	19%
Customer B	19%	*
*Less than 10%

	Year ended December 31,
	2019	2020	2021
Supplier A	29%	*	*
Supplier B	*	13%	25%
*	Less than 10%